Prepayments and Other Current Assets - Additional information (Details)	12 Months Ended
Dec. 31, 2019
Long term receivable unrelated party (in year)	2 years
The interest rate of Loan granted to the unrelated party (in percent)	10.00%
Prepaid content licenses | Minimum
Amortization period (in year)	1 year
Prepaid content licenses | Maximum
Amortization period (in year)	3 years